ML MBS Services Limited UNAUDITED FINANCIAL STATEMENTS AS OF DECEMBER 31, 2009, AND FOR THE QUARTER ENDED DECEMBER 31, 2009

ML MBS SERVICES LIMITED
INDEX TO FINANCIAL STATEMENT SCHEDULES

Page

Statement of Earnings	3

Balance Sheet	4

Notes to the financial statements	5-7

ML MBS SERVICES LIMITED
STATEMENT OF EARNINGS

For the quarter ended December 31, 2009 (Unaudited)
£m

Principal transactions income, net	-

NET EARNINGS	-

The accompanying notes are an integral part of the financial statements.

ML MBS SERVICES LIMITED
BALANCE SHEET

	Note	As at December 31, 2009 (Unaudited)	As at December 31, 2009 (Unaudited)
		£m	£m

ASSETS

Trading assets, at fair value	3
- Affiliates		953
- Non-affiliates		-

TOTAL ASSETS			953

LIABILITIES

Trading liabilities, at fair value	3
- Affiliates		-
- Non-affiliates		953

			953
TOTAL LIABILITIES

			-

MEMBER’S EQUITY

Contributed Capital (£1 per share; 2 shares issued and outstanding)
	5		-
Subscription receivable from Parent
			-

TOTAL MEMBER’S EQUITY			-

The accompanying notes are an integral part of the financial statements.

ML MBS SERVICES LIMITED

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

Organization

ML MBS Services Limited (hereinafter referred to as the “Company”) is a Limited Liability Company registered in the United Kingdom.

The Company was incorporated on March 30, 2007 as Hackremco (No. 2474) Limited and subsequently changed its legal name to ML MBS Services Limited on April 27, 2007.

The Company’s year end is the last day in December.

The Company is a wholly-owned subsidiary of Merrill Lynch European Asset Holdings, Inc., a U.S. incorporated legal entity. The ultimate parent company and controlling party is Bank of America Corporation, a company incorporated in the state of Delaware in the United States of America.

Nature of Operations

The Company is principally engaged in intermediating cross-currency swaps.

NOTE 2. BASIS OF PREPARATION

The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America.

The preparation of the financial statements require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses.  Actual results may differ from estimates.

Principal transactions income, net, comprises unrealised gains and losses on trading assets and liabilities, carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between marketplace participants. Gains and losses are recognised on a trade date basis.

The functional and reporting currency of the Company is the British Pound.  The financial statements are presented in British Pounds.

NOTE 3. TRADING ASSETS AND LIABILITIES, AT FAIR VALUE

The Company’s trading assets and liabilities relate to cross-currency swaps. All cross-currency swaps are carried at fair value with changes reflected in principal transactions income, net. All transactions are measured using the discounted cash flow method with level 2 inputs, that are market observable valuation inputs.

ML MBS SERVICES LIMITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 4.  AFFILIATES

The Company intermediates all trades with Merrill Lynch International Bank Limited, an affiliated entity.

The cost and expenses incurred on behalf of the Company’s organization and ongoing activities, including legal and audit fees, were borne by Merrill Lynch Europe Limited, formerly known as Merrill Lynch Europe PLC, an affiliated entity.

NOTE 5.  MEMBER’S EQUITY

The Company has in issue 2 ordinary shares at £1 per share.  Merrill Lynch European Asset Holdings, Inc. subscribed to purchase those shares.

The £2 to be received from Merrill Lynch European Asset Holdings, Inc. is classified as a deduction from Member’s Equity as “Subscription receivable from Parent”. There have been no other transactions impacting equity since incorporation and, accordingly, a Statement of Changes in Member’s Equity is not shown.

NOTE 6. CASH FLOWS FOR THE QUARTER ENDED DECEMBER 30, 2009.

No cash has been used or received from operating, investing or financing activities for the quarter ended December 31, 2009. As a result, a Statement of Cash Flows has not been presented.

NOTE 7. CONCENTRATION

All transactions are with either Merrill Lynch International Bank Limited or an unaffiliated special purpose entity that is unrated. The special purpose entity is used by an unaffiliated company to issue structured notes.

NOTE 8. RISK MANAGEMENT

All market and credit risk is borne by Merrill Lynch International Bank Limited, an affiliated entity.

NOTE 9. TAXES

As the Company generates no income no tax liabilities are incurred.

ML MBS SERVICES LIMITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued SFAS No. 161 Disclosures about Derivative Instruments and Hedging Activities.  This statement requires enhanced disclosures about an entity’s derivative and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008.

NOTE 11. GOING CONCERN

The directors have a reasonable expectation, based on the termination date of the cross-currency swaps, that the Company will continue in operational existence for the foreseeable future. The financial statements of the Company have, therefore, been prepared on a going concern basis.

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